THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

SHARES                                                                      VALUE
-------------------------------------------------------------------------------------------
THRIFTS - 1.3%
               120,200  Bank United Corp.                            $      6,979,112
               129,200  Waypoint Financial Corp.(+)                         1,187,025
                                                                -------------------------------
                                                                            8,166,137
                                                                -------------------------------
                                                                           45,281,462
                                                                -------------------------------
HEALTH SERVICES & SYSTEMS - 4.2%
MEDICAL PRODUCTS & SUPPLIES - 1.6%
                21,600  Ciphergen Biosystems Inc.(+)                          237,600
               146,700  Cyberonics, Inc.(+)                                 3,245,738
               164,400  I-STAT Corp.(+)                                     3,061,950
                59,800  Physiometrix, Inc.(+)                                 964,275
               176,200  Staar Surgical Co.(+)                               2,444,775
                23,600  Wilson Greatbatch Technologies Inc.(+)                564,925
                                                                -------------------------------
                                                                           10,519,263
                                                                -------------------------------
MEDICAL PROVIDERS & SERVICES - 2.6%
                73,750  Accredo Health Inc.(+)                              2,968,438
               107,900  Charles River Laboratories(+)                       2,306,363
                95,300  Deltagen Inc.(+)                                    1,143,600
               429,400  Hooper Holmes, Inc.                                 4,289,705
               178,900  Omnicare, Inc.                                      2,929,488
               113,900  Triad Hospitals Inc.(+)                             3,402,762
                                                                -------------------------------
                                                                           17,040,356
                                                                -------------------------------
                                                                           27,559,619
                                                                -------------------------------
INDUSTRIAL CYCLICAL - 20.9%
CHEMICALS - 2.9%
               216,400  Albemarle Corp.                                     4,774,324
               308,060  GenTek Inc.                                         4,505,377
               273,300  Georgia Gulf Corp.                                  3,399,169
               108,300  Minerals Technologies Inc.                          3,655,125
               501,500  PolyOne Corp.                                       2,789,594
                                                                -------------------------------
                                                                           19,123,589
                                                                -------------------------------
CONSTRUCTION & REAL PROPERTY - 0.7%
               127,500  Catellus Development Corp.(+)                       2,342,813
               158,750  Elcor Corp.                                         2,182,813
                                                                -------------------------------
                                                                            4,525,626
                                                                -------------------------------
DEFENSE/AEROSPACE - 0.3%
                87,600  Ectel Ltd.(+)                                         996,450
                62,600  Innovative Solutions(+)                               829,450
                                                                -------------------------------
                                                                            1,825,900
                                                                -------------------------------
ELECTRICAL EQUIPMENT - 5.1%
               211,600  Advanced Fibre Communications, Inc.(+)              5,475,149
               146,700  August Technology Corp.(+)                          1,687,050
                34,800  Bruker Daltronics Inc.(+)                             630,750
               201,900  C-Cube Microsystems Inc.(+)                         3,053,738
                35,100  Caliper Technologies Corp.(+)                       1,555,369
                86,500  DDi Corp.(+)                                        1,903,000
                46,700  Ditech Communications Corp.(+)                        732,606
                39,600  L-3 Communications Holdings, Inc.(+)                2,559,150
               201,100  Meade Corp.(+)                                      1,709,350
                35,300  Millipore Corp.                                     1,584,088

SHARES                                                                      VALUE
-------------------------------------------------------------------------------------------

                61,400  Molecular Devices Corp.(+)                       $  3,000,925
               108,100  Oplink Communications Inc.(+)                         851,288
                69,100  Polycom, Inc.(+)                                    2,336,444
                88,900  Power-One Inc.(+)                                   3,761,581
                61,100  Transgenomic, Inc.(+)                                 500,256
                18,000  Ulticom Inc.(+)                                       569,250
                81,900   Vyyo Inc.(+)                                         721,744
                                                                -------------------------------
                                                                           32,631,738
                                                                -------------------------------
ENVIRONMENTAL SERVICES - 0.1%
                22,900  Eden Bioscience Corp.(+)                              798,638
                                                                -------------------------------
FOREST PRODUCTS & PAPER - 2.9%
                48,200   Bowater Inc.                                       2,569,663
               323,700  Buckeye Technologies Inc.(+)                        4,086,713
               325,800  Caraustar Industries Inc.                           2,871,113
               537,400  Pactiv Corp.(+)                                     6,280,862
               229,900  Universal Forest Products                           2,945,594
                                                                -------------------------------
                                                                           18,753,945
                                                                -------------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.2%
                83,600  Active Power Inc.(+)                                1,144,275
                                                                -------------------------------
INDUSTRIAL PARTS - 3.4%
                59,500  Capstone Turbine Corp.(+)                           1,100,750
                77,200  Flowserve Corp.(+)                                  1,616,375
                99,600  Idex Corp.                                          3,218,325
               116,200  Kennametal Inc.                                     3,333,488
               153,200  Mettler-Toledo International, Inc.(+)               7,190,824
                93,600  Shaw Group Inc. (The)(+)                            5,768,099
                                                                -------------------------------
                                                                           22,227,861
                                                                -------------------------------
INDUSTRIAL SERVICES - 2.3%
               102,000  Gatx Corp.                                          4,793,999
               267,900  On Assignment Inc.(+)                               6,714,243
                43,900  Universal Compression Holdings Inc.(+)              1,443,213
               218,400  Willis Lease Finance Corp.(+)                       1,856,400
                                                                -------------------------------
                                                                           14,807,855
                                                                -------------------------------
MINING & METALS - 1.2%
               155,900  Mueller Industries, Inc.(+)                         3,585,700
               228,000  Valmont Industries, Inc.                            4,189,500
                                                                -------------------------------
                                                                            7,775,200
                                                                -------------------------------
TRUCKING & SHIPPING & AIR FREIGHT - 1.8%
               139,900  C.H. Robinson Worldwide, Inc.                       7,921,837
               288,825  Werner Enterprises Inc.                             4,079,653
                                                                -------------------------------
                                                                           12,001,490
                                                                -------------------------------
                                                                          135,616,117
                                                                -------------------------------
INSURANCE - 3.9%
LIFE & HEALTH INSURANCE - 2.1%
                24,600  MIIX Group Inc.                                       164,513
               117,200  Nationwide Financial Services Inc.                  4,812,525
               242,700  Protective Life Corp.                               5,824,800
                64,900  Stancorp Financial Group                            2,806,925
                                                                -------------------------------
                                                                           13,608,763
                                                                -------------------------------

1   The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

SHARES                                                                      VALUE
-------------------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE - 1.8%
                97,400  Berkley (W.R.) Corp.                         $      3,494,225
               112,800  Renaissancere Holdings Ltd.                         8,178,000
                                                                -------------------------------
                                                                           11,672,225
                                                                -------------------------------
                                                                           25,280,988
                                                                -------------------------------
PHARMACEUTICALS - 9.3%
DRUGS - 9.3%
                30,100  3 Dimensional Pharmaceutical, Inc.(+)                 387,538
                84,000  Abgenix, Inc.(+)                                    4,100,250
                39,800  Adolor Corp.(+)                                       825,228
               224,800  Akorn Inc.(+)                                       1,067,800
                30,600  Arena Pharmaceuticals, Inc.(+)                        596,700
               175,000  Bindley Western Industries Inc.                     5,512,499
                67,800  COR Therapeutics, Inc.(+)                           2,402,663
                59,400  Corixa Corp.(+)                                     1,859,963
                40,600  Diversa Corp.(+)                                      786,625
                26,200  Durect Corp.(+)                                       353,700
                70,900  Enzon, Inc.(+)                                      3,957,106
                37,900  Gilead Sciences, Inc.(+)                            3,086,481
               106,000  Human Genome Sciences, Inc.(+)                      6,591,874
                33,500  IDEC Pharmaceuticals Corp.(+)                       5,831,093
                41,900  Immunogen Inc.(+)                                   1,055,356
                50,100  Inhale Therapeutic Systems Inc.Inc.(+)              1,928,850
               371,000  Ligand Pharmaceuticals Inc. Cl B(+)                 4,660,688
                17,500  Maxygen Inc.(+)                                       528,281
                71,300  MediChem Life Sciences, Inc.(+)                       356,500
               100,600  Neurocrine Biosciences Inc.(+)                      2,923,688
                22,000  OSI Pharmaceuticals, Inc.(+)                        1,234,750
                70,000  POZEN Inc.(+)                                       1,023,750
                19,600  Priority Healthcare Corp. Cl B(+)                     534,100
                54,500  Trimeris Inc.(+)                                    3,726,438
                94,000  Vertex Pharmaceuticals, Inc.(+)                     5,252,250
                                                                -------------------------------
                                                                           60,584,171
                                                                -------------------------------
REAL ESTATE INVESTMENT TRUSTS - 4.1%
REAL ESTATE INVESTMENT TRUST - 4.1%
                67,700  Arden Realty Inc.                                   1,654,419
               106,300  Centerpoint Properties Corp.                        4,916,375
               220,050  Cousins Properties Inc.                             6,065,127
                97,300  General Growth Properties, Inc.                     3,198,738
               121,100  Manufactured Home Communities, Inc.                 3,072,913
               165,000  Mission West Properties Inc.                        2,145,000
               173,700  Post Properties, Inc.                               5,981,794
                                                                -------------------------------
                                                                           27,034,366
                                                                -------------------------------
RETAIL - 3.5%
CLOTHING STORES - 1.5%
               169,000  Abercrombie & Fitch Co. Cl A(+)                     3,527,875
               271,400  Pacific Sunwear of California, Inc.(+)              6,038,650
                                                                -------------------------------
                                                                            9,566,525
                                                                -------------------------------

SHARES                                                                      VALUE
-------------------------------------------------------------------------------------------

SPECIALTY STORES - 2.0%
                48,300  BJ's Wholesale Club Inc.(+)                      $  1,621,069
               130,000  Cost Plus, Inc.(+)                                  3,477,500
               284,900  Genesco Inc.(+)                                     6,071,931
               113,300  School Specialty Inc.(+)                            1,876,531
                                                                -------------------------------
                                                                           13,047,031
                                                                -------------------------------
                                                                           22,613,556
                                                                -------------------------------
SEMICONDUCTORS - 2.7%
SEMICONDUCTORS - 2.7%
                43,600  Alliance Fiber Optics Products Inc.(+)                250,700
                92,700  AXT, Inc.(+)                                        2,786,794
               206,900  Exar Corp.(+)                                       5,198,362
                11,700  Genesis Microchip Inc.(+)                             105,483
               124,700  hi/fn, inc.(+)                                      4,091,718
               100,800  Integrated Circuit Systems, Inc.(+)                 1,600,200
                46,700 JNI Corp.(+)                                         1,868,000
                15,500  Lattice Semiconductor Corp.(+)                        257,688
                 5,000  Optical Communications Products, Inc.(+)               51,250
               254,500  Silicon Image Inc.(+)                               1,622,438
                                                                -------------------------------
                                                                           17,832,633
                                                                -------------------------------
SOFTWARE & SERVICES - 13.7%
COMPUTER SOFTWARE - 7.5%
               110,100  Agile Software Corp.(+)                             5,080,082
               144,300  CBT Group Public Ltd. Co. ADR(i)(+)                 4,626,618
               183,300  Certicom Corp.(+)                                   3,024,450
               171,800  click2learn.com, Inc.(+)                            1,771,688
                93,500  Dendrite International, Inc.(+)                     1,583,656
                57,400  Eclipsys Corp.                                      1,281,690
                15,200  Excalibur Technologies Corp.(+)                       338,200
                74,400  Informatica Corp.(+)                                5,198,699
               105,600  Internet Security Systems(+)                        7,801,199
                99,700  MetaSolv Software Inc.(+)                             822,525
               165,000  Peregrine Systems, Inc.(+)                          2,681,250
                26,000  Precise Software Solutions Ltd.(+)                    728,000
                91,800  Retek Inc.(+)                                       1,916,325
                98,600  SeeBeyond Technology Corp.(+)                         850,425
               108,300  Synquest Inc.(+)                                      727,641
                55,000  Telecommunication Systems Inc.(+)                     457,188
               129,100  U.S. Wireless Corp.(+)                                661,638
                69,100  Watchguard Tech Inc.(+)                             1,572,025
               113,200  Webtrends Corp.(+)                                  2,865,375
                84,300  Wind River Systems, Inc.(+)                         3,372,000
               129,100  Witness Systems Inc.(+)                             1,702,506
                                                                -------------------------------
                                                                           49,063,180
                                                                -------------------------------
INFORMATION SERVICES - 3.2%
               105,200  Corillian Corp.(+)                                  1,091,450
                64,700  Costar Group Inc.(+)                                1,443,619
               165,500  Diamond Technology Partners Inc.(+)                 5,233,937
               137,100  eFunds Corp.(+)                                     1,156,781
                28,300  Exelixis Inc.(+)                                      410,350

The Accompanying Notes are an Integral Part of the Financial Statements.    2

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

SHARES                                                                      VALUE
-------------------------------------------------------------------------------------------
               110,900  Getty Images Inc.(+)                          $     3,091,338
                95,840  Obie Media Corp.(+)                                   527,120
                29,600  SBA Communications Corp.(+)                         1,102,600
               205,400  Source Information Management Co.(+)                1,027,000
               111,300  Symyx Technologies Inc.(+)                          3,492,037
                56,107  Valassis Communications, Inc.(+)                    1,567,489
                29,500  Wireless Facilities, Inc.(+)                          942,156
                                                                  -------------------------------
                                                                           21,085,877
                                                                  -------------------------------
INTERNET - 3.0%
               412,700  Ameritrade Holding Corp. Cl A(+)                    3,404,775
               130,800  Apropos Technology, Inc.(+)                           727,575
                55,000  Clarent Corp.(+)                                      660,000
               143,500  Digitalthink Inc.(+)                                1,569,531
                53,750  E.piphany, Inc.(+)                                  2,108,008
                23,210  Inet Technologies Inc.(+)                             719,510
                45,700  internet.com Corp.(+)                                 337,038
                15,400  Interwoven Inc.(+)                                    847,963
                40,350  Netegrity Inc.(+)                                   1,863,666
                32,200  Nuance Communications(+)                              984,113
               176,800  Saba Software, Inc.(+)                              2,408,900
                28,900  SafeNet, Inc.(+)                                    1,089,169
               157,900  Tumbleweed Communications Corp.(+)                  2,348,763
                32,400  WorldGate Communications, Inc.(+)                     228,825
                                                                  -------------------------------
                                                                           19,297,836
                                                                  -------------------------------
                                                                           89,446,893
                                                                  -------------------------------
TELECOMMUNICATIONS - 0.8%
TELEPHONE - 0.7%
                30,900  Advanced Switching Communications, Inc.(+)            137,119
                48,550  Dycom Industries, Inc.(+)                           1,814,556
               236,700  FLAG Telecom Holdings Ltd.(+)                       1,893,600
               132,100  Turnstone Systems Inc.(+)                             796,728
                                                                  -------------------------------
                                                                            4,642,003
                                                                  -------------------------------
WIRELESS TELECOMMUNICATIONS - 0.1%
                23,000  Boston Communications Group, Inc.(+)                  468,625
                 5,400  TeleCorp PCS, Inc. Cl A(+)                            101,925
                                                                  -------------------------------
                                                                              570,550
                                                                  -------------------------------
                                                                            5,212,553
                                                                  -------------------------------
UTILITIES - 4.1%
ELECTRICAL UTILITY - 2.6%
               203,700  Cleco Corp.                                         9,535,706
               283,200  CMS Energy Corp.                                    7,876,500
                                                                  -------------------------------
                                                                           17,412,206
                                                                  -------------------------------
GAS & WATER UTILITIES - 1.5%
               194,700  Atmos Energy Corp.                                  4,891,838
               114,800  Kinder Morgan, Inc.                                 4,757,025
                                                                  -------------------------------
                                                                            9,648,863
                                                                  -------------------------------
                                                                           27,061,069
                                                                  -------------------------------
TOTAL COMMON STOCKS                                                       596,987,538
                                                                  -------------------------------
   (Cost $598,455,473)

SHARES/PRINCIPAL AMOUNT                                                       VALUE
-------------------------------------------------------------------------------------------

CONVERTIBLE BONDS - 0.1%
SOFTWARE & SERVICES - 0.1%
COMPUTER SOFTWARE - 0.1%
           $     750,000  Peregrine Systems Inc., 144A, 5.50%,
                           11/15/07                                        $  656,250
                                                                  -------------------------------
   (Cost $750,000)

CORPORATE BONDS - 0.1%
SOFTWARE & SERVICES - 0.1%
INTERNET - 0.1%
           $  1,322,000  Online Resources & Communications Corp.,
                           144A, 8.00%, 9/30/05                              965,060
                                                                  -------------------------------
   (Cost $1,322,000)

PREFERRED STOCKS - 0.1%
CONSUMER SERVICES - 0.1%
LEISURE - 0.1%
                25,900  Amcv Capital Trust I, 7.00%, 2/15/15                 734,913
                                                                  -------------------------------
   (Cost $1,295,000)

SHORT-TERM INVESTMENTS - 8.2%
INVESTMENT COMPANIES - 8.2%
          53,880,874  J.P. Morgan Institutional Prime
                        Money Market(a)                                   53,880,874
                                                                  -------------------------------
   (Cost $53,880,874)
TOTAL INVESTMENT SECURITIES - 100.0%                                    $653,224,635
                                                                  ===============================
   (Cost $655,703,347)

ADR - American Depositary Receipt
144A - Securities restricted for resale to Qualified Institutional Buyers
(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(+) Non-income producing


3    The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $655,703,347)                          $653,224,635
Cash                                                                 4,685,200
Receivable for Investments Sold                                      8,675,757
Dividend and Interest Receivable                                       672,455
Prepaid Trustees' Fees and Expenses                                        541
Prepaid Expenses and Other Assets                                        1,288
                                                                   -------------
TOTAL ASSETS                                                        667,259,876
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                   10,640,710
Advisory Fee Payable                                                   364,007
Administrative Service Fees Payable                                     14,391
Administration Fee Payable                                                 663
Fund Services Fee Payable                                                  495
Accrued Expenses and Other Liabilities                                  57,779
                                                                   -------------
TOTAL LIABILITIES                                                   11,078,045
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                      $656,181,831
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    4

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $3,171)         $ 2,983,298
Interest Income                                                      1,973,421
Dividend Income from Affiliated Investments
(includes reimbursement of $49,085 from affiliate)                      56,445
                                                                   -------------
   Investment Income                                                 5,013,164
                                                                   -------------
EXPENSES
Advisory Fee                                                         2,274,480
Custodian Fees and Expenses                                             93,255
Administrative Services Fee                                             90,870
Professional Fee                                                        21,810
Trustees' Fees and Expenses                                              5,437
Fund Services Fee                                                        5,315
Printing Expenses                                                        4,346
Administration Fee                                                       2,303
Miscellaneous                                                              916
                                                                   -------------
   Total Expenses                                                    2,498,732
                                                                   -------------
NET INVESTMENT INCOME                                                2,514,432
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                        25,184,443
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  ON INVESTMENT TRANSACTIONS                                       (74,759,335)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(47,060,460)
                                                                   =============

5   The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

INCREASE IN NET ASSETS                                 NOVEMBER 30, 2000        MAY 31, 2000
FROM OPERATIONS
Net Investment Income                                   $    2,514,432        $    2,575,881
Net Realized Gain on Investment Transactions                25,184,443           111,618,260
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           (74,759,335)            19,782,827
                                                       ------------------   -------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                         (47,060,460)           133,976,968
                                                       ------------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                              182,852,222            302,615,546
Withdrawals                                               (130,229,403)         (317,840,027)
                                                       ------------------   -------------------
     Net Increase (Decrease) from Transactions in
       Investors' Beneficial Interests                      52,622,819           (15,224,481)
                                                       ------------------   -------------------
     Total Increase in Net Assets                            5,562,359            118,752,487
                                                       ------------------   -------------------
NET ASSETS
Beginning of Period                                        650,619,472            531,866,985
                                                       ------------------   -------------------
End of Period                                             $656,181,831           $650,619,472
                                                       ==================   ===================

SUPPLEMENTARY DATA

                                  FOR THE SIX
                                 MONTHS ENDED                      FOR THE YEARS ENDED MAY 31
                               NOVEMBER 30, 2000   ----------------------------------------------------------
                                   (UNAUDITED)       2000         1999         1998         1997         1996
                               -----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Net Expenses                  0.66%(a)          0.66%        0.68%        0.68%        0.68%        0.67%
     Net Investment Income         0.67%(a)          0.39%        0.67%        0.68%        0.92%        1.33%
Portfolio Turnover                   57%(b)           104%         104%          96%          98%          93%

(a)  Annualized
(b)  Not annualized


The Accompanying Notes are an Integral Part of the Financial Statements.   6

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993. The Portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.60% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investments is the amount the Fund earned.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $1,000.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended November 30, 2000, the Portfolio purchased $433,237,207 of investment securities and sold $392,112,267 of investment securities other than U.S. government securities and short-term investments.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
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10

[back cover]

J.P. MORGAN FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Emerging Market Debt Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Select Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Tax Aware Small Company Opportunities Fund:
           Select Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Select Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       Global 50 Fund: Select Shares
           ---------------------------------------------------------------------
       Global Healthcare Fund:
           Select Shares
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Funds, call J.P. Morgan Funds
           Services  at (800) 521-5411.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                   MAILING
500 Stanton Christiana Road                                   INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24247   0101